Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000016894
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class A
Trading Symbol	KTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[1]
AssetsNet	$ 558,368,190
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,068,525
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

C000016897
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class C
Trading Symbol	KTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[2]
AssetsNet	$ 558,368,190
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,068,525
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

C000148117
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class R6
Trading Symbol	KTRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[3]
AssetsNet	$ 558,368,190
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,068,525
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

C000016899
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class S
Trading Symbol	KTRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[4]
AssetsNet	$ 558,368,190
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,068,525
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

C000016900
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Institutional Class
Trading Symbol	KTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[5]
AssetsNet	$ 558,368,190
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 1,068,525
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	558,368,190
Number of Portfolio Holdings	375
Portfolio Turnover Rate (%)	95
Total Net Advisory Fees Paid ($)	1,068,525

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	66%
Corporate Bonds	30%
Government & Agency Obligations	12%
Asset-Backed	9%
Mortgage-Backed Securities Pass-Throughs	6%
Collateralized Mortgage Obligations	5%
Commercial Mortgage-Backed Securities	3%
Loan Participations and Assignments	1%
Equity	33%
Common Stocks	26%
Exchange-Traded Funds	4%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	6%
Cash Equivalents	6%
Other Assets and Liabilities, Net	(5%)
Total	100%

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	76%
Cayman Islands	4%
Canada	3%
United Kingdom	2%
Japan	2%
France	2%
Jersey	1%
China	1%
Switzerland	1%
Ireland	1%
Other	6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.